SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
SUBSIDIARIES [Abstract]
Listing of significant subsidiaries
Listed below are the significant entities included in the Successor and Predecessor period (where applicable):

Purpose
Name	Jurisdiction of Incorporation	Successor	Predecessor
Cool Company Ltd.	Bermuda	Holding company	Holding company
Ship owning and / or operating entities:
Kool Crystal Corporation	Marshall Islands	Owns and operates Kool Crystal (2)	Leased Golar Crystal (1)
Kool Glacier Corporation	Marshall Islands	Owns and operates Kool Glacier (3)	Leased Golar Glacier (1)
Kool Ice Corporation	Marshall Islands	Owns and operates Kool Ice (4)	Leased Golar Ice (1)
Kool Kelvin Corporation	Marshall Islands	Owns and operates Kool Kelvin (5)	Leased Golar Kelvin (1)
Kool Blizzard Corporation	Marshall Islands	Owns and operates Kool Blizzard (6)	Leased Golar Snow (1)
Kool Husky Corporation	Marshall Islands	Owns and operates Kool Husky (7)	Leased Golar Bear (1)
Kool Frost Corporation	Marshall Islands	Owns and operates Kool Frost (8)	Owned and operated Golar Frost
Pernli Marine Limited	Liberia	Owns and operates Kool Baltic	not applicable (9)
Persect Marine Limited	Liberia	Owns and operates Kool Boreas	not applicable (9)
Felox Marine Limited	Liberia	Owns and operates Kool Firn	not applicable (9)
Respent Marine Limited	Liberia	Owns and operates Kool Orca	not applicable (9)
Kool Panther Corporation	Liberia	Acquirer of GAIL Sagar	not applicable (10)
Kool Tiger Corporation	Liberia	Acquirer of Kool Tiger	not applicable (10)
Kool Tiger I Corporation	Liberia	Leases and operates Kool Tiger	not applicable (10)
Management Entities:
The Cool Pool Limited	Marshall Islands	Commercial management company	Commercial management company
Cool Company Management d.o.o. (“Cool Croatia”)	Croatia	Vessel management company	Vessel management company
Cool Company Management AS (“Cool Norway”)	Norway	Vessel management company	Vessel management company
Cool Company Management Ltd ("Cool UK")	United Kingdom	Management company	not applicable (11)
Cool Company Management Malaysia Sdn Bhd ("Cool Malaysia")	Malaysia	Management company	not applicable (11)

(1) The above table excludes the lessor VIEs that previously leased vessels from under sale and leaseback arrangements. The lessor VIEs were wholly-owned, special purpose vehicles (“SPVs”) of financial institutions. See Note 5 for further details.

(2) The vessel owned and operated by this entity was renamed to Kool Crystal from Golar Crystal effective July 1, 2023.

(3) The vessel owned and operated by this entity was renamed Kool Glacier from Golar Glacier effective June 1, 2023.

(4) The vessel bareboat chartered and operated by this entity was renamed to Kool Ice from Golar Ice effective April 3, 2023.
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(5) The vessel bareboat chartered and operated by this entity was renamed to Kool Kelvin from Golar Kelvin effective October 25, 2023.
(6) The vessel owned and operated by this entity was renamed to Kool Blizzard from Golar Snow effective April 7, 2023.

(7) The vessel owned and operated by this entity was renamed to Kool Husky from Golar Bear effective August 19, 2023.

(8) The vessel owned and operated by this entity was renamed to Kool Frost from Golar Frost effective February 3, 2023.

(9) Pernli Marine Limited, Persect Marine Limited, Felox Marine Limited and Respent Marine Limited were acquired by CoolCo on November 10, 2022 from QCT and were not part of GSVM. As such, they are included within the Successor Period only.

(10) Kool Panther Corporation, Kool Tiger Corporation and Kool Tiger I Corporation were formed and incorporated by CoolCo in May 2023 and were not part of GSVM. As such, they are included within the Successor Period only.

(11) Cool UK and Cool Malaysia were formed and incorporated in January 2022 and March 2022, respectively, therefore, no historical results of operations of these entities are included within the Predecessor period combined carve-out financial statements.